Matrix Advisors Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:    Matrix Advisors Funds Trust (the “Trust”)
    Matrix Advisors Dividend Fund (the “Fund”)
    File Nos.: 811-23175; 333-212637

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2022 and filed electronically as Post-Effective Amendment No. 10 to the Trust’s Registration Statement on Form N-1A on October 28, 2022.
If you have any additional questions or require further information, please contact the undersigned at john.hadermayer@usbank.com.

Sincerely,

/s/ John Hadermayer
John Hadermayer
For U.S. Bank Global Fund Services
as Administrator to the Trust